Subsequent Events - Events Related to the Amended Underwriting Agreement (Details) - $ / shares		3 Months Ended
	Jan. 16, 2024	Apr. 30, 2024	Mar. 31, 2024	May 10, 2024	Mar. 04, 2024	Jan. 19, 2024	Dec. 31, 2023	Dec. 27, 2023
Subsequent Event [Line Items]
Exercise price (in dollars per share)					$ 0.01			$ 11.50
Period for which additional stock penalty will be waived if S-1 is not declared effective	60 days
Public Warrants
Subsequent Event [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)				2,521,569				7,066,668
Private Placement Warrants
Subsequent Event [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)							4,333,333	4,333,333
Warrant | Private Placement Warrants
Subsequent Event [Line Items]
Shares available for resale under the amended underwriting agreement (in shares)				4,333,333
Sale of Stock, Tranche One | Common Class A | Common Stock
Subsequent Event [Line Items]
Maximum number of shares available for resale (in shares)				15,545,274
Sale of Stock, Tranche Two | Common Class A | Common Stock
Subsequent Event [Line Items]
Maximum number of shares available for resale (in shares)				4,333,333
Sale of Stock, Tranche Three | Common Class A | Common Stock
Subsequent Event [Line Items]
Maximum number of shares available for resale (in shares)				59,930,000
Subsequent Event
Subsequent Event [Line Items]
Exercise price (in dollars per share)					$ 0.01
Period for which additional stock penalty will be waived if S-1 is not declared effective			60 days
Subsequent Event | Public Warrants
Subsequent Event [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)						5,805,544
Exercise price (in dollars per share)						$ 11.50
Subsequent Event | Private Placement Warrants
Subsequent Event [Line Items]
Exercise price (in dollars per share)						$ 11.50
Subsequent Event | Warrant | Private Placement Warrants
Subsequent Event [Line Items]
Shares available for resale under the amended underwriting agreement (in shares)						4,333,333
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Shares of Class A Common Stock issuable (in shares)		300,000
Subsequent Event | Sale of Stock, Tranche One | Common Class A | Common Stock
Subsequent Event [Line Items]
Maximum number of shares available for resale (in shares)						15,545,274
Subsequent Event | Sale of Stock, Tranche Two | Common Class A | Common Stock
Subsequent Event [Line Items]
Maximum number of shares available for resale (in shares)						4,333,333
Subsequent Event | Sale of Stock, Tranche Three | Common Class A | Common Stock
Subsequent Event [Line Items]
Maximum number of shares available for resale (in shares)						59,930,000